UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 575 Lexington Avenue
         4th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Ferlang
Title:     Manager
Phone:     212.572.8333

Signature, Place, and Date of Signing:

     Yale M. Ferlang     New York, New York     August 15, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $357,058 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    45262   700000 SH       SOLE                   700000
ARRHYTHMIA RESH TECHNOLOGY I   COM PAR $0.01    042698308      218    15000 SH       SOLE                    15000
ASSURED GUARANTY LTD           COM              G0585R106    16464   704800 SH       SOLE                   704800
BIOLASE TECHNOLOGY INC         COM              090911108      632   100000 SH       SOLE                   100000
CONSECO INC                    COM NEW          208464883    17783   815000 SH       SOLE                   815000
DANIELSON HLDG CORP            COM              236274106    34971  2873572 SH       SOLE                  2873572
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    16915   101900 SH       SOLE                   101900
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    22984  2025000 SH       SOLE                  2025000
GRAFTECH INTL LTD              COM              384313102    14341  3335000 SH       SOLE                  3335000
KEYNOTE SYS INC                COM              493308100    12837  1100000 SH       SOLE                  1100000
LOEWS CORP                     COM              540424108    25188   325000 SH       SOLE                   325000
MARTHA STEWART LIVING OMNIME   CL A             573083102     4523   155000 SH       SOLE                   155000
PETROKAZAKHSTAN INC            COM              71649P102    32008   875000 SH       SOLE                   875000
PXRE GROUP LTD                 COM              G73018106    27409  1086800 SH       SOLE                  1086800
RYERSON TULL INC NEW           COM              78375P107    22119  1550000 SH       SOLE                  1550000
SCOTTISH RE GROUP LTD          ORD              G7885T104    28240  1165000 SH       SOLE                  1165000
TASER INTL INC                 COM              87651B104      502    50000 SH       SOLE                    50000
USEC INC                       COM              90333E108    10248   700000 SH       SOLE                   700000
WASHINGTON MUT INC             COM              939322103    24414   600000 SH       SOLE                   600000